Stockholders' Equity - Additional Information (Details)						3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 12, 2021 d $ / shares shares	Nov. 12, 2021 vote $ / shares shares	Nov. 06, 2020 vote shares	Sep. 14, 2018 vote	Sep. 10, 2018 $ / shares shares	Mar. 31, 2021 USD ($) investor shares	Jun. 30, 2022 USD ($) vote $ / shares shares	Dec. 11, 2021 shares	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) option_holder shares	Nov. 11, 2021 shares
Common and Preferred Shares
Common stock, shares authorized (in shares)		500,000,000	400,000		20,000		500,000,000		500,000,000
Common shares, par value (in usd per share) | $ / shares		$ 0.0001					$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)							71,980,872		73,249,042
Recapitalization exchange ratio		591
Number of common stock, vote per share | vote		1					1		1
Dividends, common stock | $							$ 0		$ 0
Preferred stock, shares authorized (in shares)							10,000,000		10,000,000
Preferred stock, par value (in usd per share) | $ / shares							$ 0.0001		$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)							166,640		163,510	0
Shares issued upon conversion (in shares)							100		100
Threshold number of business days before sending notice of redemption to warrant holders | d	3
Number of shares authorized (in shares)			420,000		30,000
Number of option holders | option_holder										1
Number of accredited investors | investor						3
Preferred stock, shares issued (in shares)							166,640		163,510	0
Common stock
Common and Preferred Shares
Legacy TOI preferred stock issued and issuance of common stock (in shares)						6,861,637			14,088,850
Common share split			10
2019 Non-Qualified Stock Option Plan
Common and Preferred Shares
Common stock, shares outstanding (in shares)										100
Public and Private Warrants
Common and Preferred Shares
Term from closing of IPO	30 days
Warrants term	5 years
Public Warrants
Common and Preferred Shares
Number of securities called by each warrant (in shares)	1	1
Warrants price per share (in usd per share) | $ / shares	$ 11.50
Warrant redemption maximum Common share price (in dollars per share) | $ / shares	$ 18.00
Threshold trading days | d	20
Threshold consecutive trading days | d	30
Warrants price per share (in usd per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Series A Preferred Shares
Common and Preferred Shares
Preferred stock, shares authorized (in shares)			20,000		10,000
Preferred stock, par value (in usd per share) | $ / shares					$ 0.001
Preferred stock, shares outstanding (in shares)										10,000	11,451
Legacy TOI preferred stock issued and issuance of common stock (in shares)					10,000	1,451		1,451
Cumulative dividends (as a percent)			6.00%
Dividends Payable | $										$ 0
Dividends in arrears | $										$ 6,884,000
Preferred shares, number of votes per share | vote			10	1
Proceeds from issuance of redeemable preferred stock | $						$ 20,000,000
Preferred stock, shares issued (in shares)										10,000	11,451